Columbia Disciplined Core Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Core Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.6%
Issuer	Shares	Value ($)
Communication Services 9.4%
Interactive Media & Services 9.4%
Alphabet, Inc., Class A(a)	1,526,651	248,508,250
Meta Platforms, Inc., Class A	391,384	168,361,655
Total		416,869,905
Total Communication Services		416,869,905
Consumer Discretionary 10.6%
Automobiles 0.6%
Tesla, Inc.(a)	137,637	25,226,109
Broadline Retail 3.2%
Amazon.com, Inc.(a)	809,482	141,659,350
Hotels, Restaurants & Leisure 1.8%
Booking Holdings, Inc.	22,890	79,016,967
Household Durables 2.0%
Lennar Corp., Class A	372,084	56,415,376
PulteGroup, Inc.	293,835	32,739,096
Total		89,154,472
Specialty Retail 1.5%
TJX Companies, Inc. (The)	684,810	64,433,773
Textiles, Apparel & Luxury Goods 1.5%
Deckers Outdoor Corp.(a)	50,678	41,478,423
Tapestry, Inc.	633,032	25,270,637
Total		66,749,060
Total Consumer Discretionary		466,239,731
Consumer Staples 5.9%
Beverages 0.2%
Molson Coors Beverage Co., Class B	146,515	8,389,449
Consumer Staples Distribution & Retail 0.8%
Target Corp.	185,363	29,839,735
Walmart, Inc.	109,748	6,513,544
Total		36,353,279
Food Products 1.0%
Bunge Global SA	288,468	29,354,504
General Mills, Inc.	245,628	17,306,949
Total		46,661,453
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.1%
Colgate-Palmolive Co.	866,512	79,649,783
Procter & Gamble Co. (The)	71,211	11,621,635
Total		91,271,418
Tobacco 1.8%
Altria Group, Inc.	1,784,435	78,176,097
Total Consumer Staples		260,851,696
Energy 3.9%
Oil, Gas & Consumable Fuels 3.9%
Exxon Mobil Corp.	319,521	37,789,749
Marathon Petroleum Corp.	380,401	69,126,470
Valero Energy Corp.	406,003	64,907,699
Total		171,823,918
Total Energy		171,823,918
Financials 12.8%
Banks 4.0%
Citigroup, Inc.	1,603,447	98,339,404
Wells Fargo & Co.	1,309,609	77,686,006
Total		176,025,410
Capital Markets 2.9%
BlackRock, Inc.	25,436	19,195,023
Cboe Global Markets, Inc.	32,795	5,940,814
CME Group, Inc.	248,276	52,048,581
State Street Corp.	691,161	50,102,261
Total		127,286,679
Consumer Finance 0.8%
Synchrony Financial	848,474	37,315,887
Financial Services 2.4%
Fiserv, Inc.(a)	568,193	86,746,025
Visa, Inc., Class A	73,559	19,758,683
Total		106,504,708

Columbia Disciplined Core Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, April 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 2.7%
Marsh & McLennan Companies, Inc.	395,106	78,795,990
MetLife, Inc.	169,329	12,035,905
Prudential Financial, Inc.	261,901	28,934,822
Total		119,766,717
Total Financials		566,899,401
Health Care 11.8%
Biotechnology 2.4%
AbbVie, Inc.	243,576	39,615,201
Amgen, Inc.	27,486	7,529,515
BioMarin Pharmaceutical, Inc.(a)	122,513	9,894,150
Regeneron Pharmaceuticals, Inc.(a)	26,152	23,292,540
Vertex Pharmaceuticals, Inc.(a)	64,983	25,525,972
Total		105,857,378
Health Care Equipment & Supplies 3.6%
Baxter International, Inc.	1,786,625	72,126,051
Hologic, Inc.(a)	832,903	63,109,061
Medtronic PLC	308,946	24,789,827
Total		160,024,939
Health Care Providers & Services 2.4%
Cardinal Health, Inc.	676,179	69,673,484
Cigna Group (The)	19,619	7,004,768
Humana, Inc.	36,719	11,092,443
Molina Healthcare, Inc.(a)	50,087	17,134,762
Total		104,905,457
Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	1,635,606	71,868,528
Johnson & Johnson	192,674	27,858,734
Viatris, Inc.	4,145,764	47,966,489
Total		147,693,751
Total Health Care		518,481,525
Industrials 8.9%
Aerospace & Defense 0.5%
Lockheed Martin Corp.	50,218	23,347,855
Air Freight & Logistics 1.8%
FedEx Corp.	307,321	80,450,491
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.5%
Builders FirstSource, Inc.(a)	179,007	32,726,060
Masco Corp.	490,967	33,606,691
Total		66,332,751
Commercial Services & Supplies 0.2%
Cintas Corp.	9,900	6,517,566
Ground Transportation 0.1%
CSX Corp.	195,222	6,485,275
Machinery 3.2%
Caterpillar, Inc.	227,452	76,098,616
Parker-Hannifin Corp.	118,354	64,492,278
Total		140,590,894
Professional Services 1.6%
Automatic Data Processing, Inc.	290,188	70,193,575
Total Industrials		393,918,407
Information Technology 29.1%
Communications Equipment 2.1%
Arista Networks, Inc.(a)	47,904	12,290,250
Cisco Systems, Inc.	1,728,357	81,198,212
Total		93,488,462
Semiconductors & Semiconductor Equipment 10.1%
Applied Materials, Inc.	328,324	65,221,563
NVIDIA Corp.	322,256	278,435,629
QUALCOMM, Inc.	604,814	100,308,402
Total		443,965,594
Software 11.0%
Adobe, Inc.(a)	165,845	76,758,041
Fortinet, Inc.(a)	862,120	54,468,742
Microsoft Corp.(b)	745,868	290,388,788
Palo Alto Networks, Inc.(a)	124,068	36,090,141
Salesforce, Inc.	62,200	16,728,068
ServiceNow, Inc.(a)	15,479	10,732,055
Total		485,165,835
Technology Hardware, Storage & Peripherals 5.9%
Apple, Inc.	1,531,273	260,821,730
Total Information Technology		1,283,441,621
Columbia Disciplined Core Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, April 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.5%
Chemicals 1.2%
CF Industries Holdings, Inc.	530,997	41,932,833
Mosaic Co. (The)	407,012	12,776,107
Total		54,708,940
Metals & Mining 1.3%
Nucor Corp.	110,993	18,705,650
Steel Dynamics, Inc.	287,639	37,427,587
Total		56,133,237
Total Materials		110,842,177
Real Estate 1.8%
Hotel & Resort REITs 0.4%
Host Hotels & Resorts, Inc.	947,376	17,876,985
Specialized REITs 1.4%
American Tower Corp.	38,000	6,519,280
SBA Communications Corp.	292,009	54,348,715
Total		60,867,995
Total Real Estate		78,744,980
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 1.9%
Electric Utilities 1.9%
Edison International	98,790	7,020,018
Entergy Corp.	160,100	17,077,867
PG&E Corp.	3,544,467	60,645,830
Total		84,743,715
Total Utilities		84,743,715
Total Common Stocks (Cost $2,866,862,379)		4,352,857,076

Money Market Funds 1.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.485%(c),(d)	64,058,029	64,038,811
Total Money Market Funds (Cost $64,029,224)		64,038,811
Total Investments in Securities (Cost: $2,930,891,603)		4,416,895,887
Other Assets & Liabilities, Net		(1,362,969)
Net Assets		4,415,532,918
At April 30, 2024, securities and/or cash totaling $8,175,930 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	282	06/2024	USD	71,444,700	—	(2,076,228)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.485%
	67,821,456	284,838,974	(288,625,933)	4,314	64,038,811	3,994	2,829,105	64,058,029

Columbia Disciplined Core Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Disciplined Core Fund, April 30, 2024 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Core Fund  | Third Quarter Report 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT177_07_P01_(06/24)